Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

36          Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, common significant influence or joint control. Members of key management and their close family member of the Group are also considered as related parties.

The following significant transactions were carried out between the Group and its related parties in addition to the related party information shown elsewhere in these consolidated financial statements. In the opinion of the directors of the Company, the related party transactions were carried out in the normal course of business and at terms negotiated between the Group and the respective related parties.

(a)	Transactions with related parties

	2018	2019
	RMB’000	RMB’000
Rental expenses, depreciation and interest expense ( Note i )
– A related company	1,940	2,269
– Non‑controlling interests	1,992	1,220
Acquisition of additional interest in subsidiaries
—A director	6,250	9,274
License income from an associate
—An associate	5,983	—
Service fee expenses
—A related company	5,000	2,500
Interest expense from convertible note
—A shareholder	4,660	4,145

Note i :

The amounts represented rental expenses for the year ended 31 December 2018. As the Group applied IFRS 16 since 1 January 2019, such transactions have been classified and presented as depreciation of the right-of-use assets and interest expense accrued over the lease liabilities for the year ended 31 December 2019.

(b)	Balances with related parties

	2018	2019
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	18,070	628
Amounts due from related parties	—	—
Amounts due from directors	24,777	—
Amounts due from non‑controlling interests	12,507	2,473
	55,354	3,101
Amounts due to related parties
Amounts due to related companies	14	622
Amounts due to non‑controlling interests	204	4
	218	626

Note i: Balances due from/to related parties are unsecured, interest free, repayable on demand and are denominated in RMB. Their carrying values approximate to their fair values.

(c)Key management compensation

Key management includes directors and senior managements. The compensation paid or payable to key management for employee services is shown below:

	2018	2019
	RMB’000	RMB’000
Basic salaries and bonus	18,653	19,237
Share based compensation	—	33,003
Pension costs - defined contribution plans	226	257
	18,879	52,497

(d)	Personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company controlled by Dr. Zhou Pengwu

	2018	2019
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	23,967	61,125